Details of Certain Financial Statement Components and Supplemental Disclosures of Cash Flow Information and Non-Cash Activities (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Schedule of Components of Accounts Receivable
	December 31, 2020	December 31, 2019
Accounts receivable:
Accounts receivable-trade	$-	$347,000
Less: allowance for doubtful accounts	-	(3,000)
	$-	$344,000

Schedule of Components of Inventories
	December 31, 2020	December 31, 2019
Inventories:
Raw materials	$-	$152,000
Reserve for raw materials	-	-
Work-in-process	68,000	111,000
Reserve for work-in-process	-	-
Finished goods	-	-
Reserve for finished goods	-	-
	$68,000	$263,000

Schedule of Components of Property and Equipment
	December 31, 2020	December 31, 2019
Property and Equipment:
Equipment	$316,000	$11,911,000
Leasehold improvements	-	1,065,000
Furniture and fixtures	-	205,000
	316,000	13,181,000
Less: accumulated depreciation and amortization	(316,000)	(12,948,000)
	$-	$233,000

Schedule of Components of Patents and Licenses
	December 31, 2020	December 31, 2019
Patents, Licenses and Purchased Technology:
Patents pending	$-	$-
Patents issued	278,000	1,712,000
Less accumulated amortization	(278,000)	(1,071,000)
Net patents issued	-	641,000
	$-	$641,000

Schedule of Components of Accrued Expenses and Other Long Term Liabilities
	December 31, 2020	December 31, 2019
Accrued Expenses and Other Long Term Liabilities:
Salaries payable	$10,000	$23,000
Compensated absences	125,000	211,000
Compensation related	-	4,000
Warranty reserve	-	8,000
Operating lease	-	152,000
Other	-	54,000

Total	135,000	452,000
Less current portion	(135,000)	(440,000)
Long-term portion	$-	$12,000

Schedule of Warranty Reserve Activity
	2020	2019	2018
Warranty Reserve Activity:
Beginning balance	$8,000	$8,000	$8,000
Additions	—	—	—
Deductions	8,000	—	—
Ending balance	$-	$8,000	$8,000